REGULATORY REQUIREMENT (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
REGULATORY REQUIREMENT
Net Capital	$ 94,899,679	$ 47,702,408
Requirement	37,141,128	18,452,774
Excess Net Capital	57,758,551	29,249,634
TBNZ
REGULATORY REQUIREMENT
Net Capital	61,427,613	26,633,575
Requirement	34,258,411	17,279,461
Excess Net Capital	27,169,202	9,354,114
Marsco
REGULATORY REQUIREMENT
Net Capital	14,546,628	15,224,882
Requirement	250,000	250,000
Excess Net Capital	14,296,628	14,974,882
US Tiger Securities
REGULATORY REQUIREMENT
Net Capital	9,206,613	4,227,994
Requirement	250,000	100,000
Excess Net Capital	8,956,613	4,127,994
Tiger Brokers SG
REGULATORY REQUIREMENT
Net Capital	9,718,825	1,615,957
Requirement	2,382,717	823,313
Excess Net Capital	$ 7,336,108	$ 792,644